Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	¥ 645,593,000	¥ 901,573,000	¥ 869,050,000
Contract liabilities	236,476,000	8,639,000
Non-surgical aesthetic medical services
Revenue
Revenue	334,248,000	452,670,000	489,569,000
Surgical aesthetic medical services
Revenue
Revenue	243,070,000	401,645,000	319,239,000
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 68,275,000	¥ 47,258,000	¥ 60,242,000